Property and Equipment	6 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

As of December 31, 2023 and June 30, 2023, property and equipment consisted of the following:

	As of December 31,	As of June 30,
	2023	2023
Leasehold improvement	$960,232	$939,825
Building	466,488	456,748
Office equipment	134,497	115,314
	1,561,217	1,511,887
Less: accumulated depreciation	(1,054,614)	(667,273)
	$506,603	$844,614

Depreciation expenses were $366,157 and $46,195 for the six months ended December 31, 2023 and 2022, respectively.